Schedule of Provision of Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Expected federal income tax benefit					$ (1,478)	$ (3,190)
State income taxes after credits					(497)	(1,074)
Change in allowance					1,975	4,264
Total provision for income taxes